Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 159,393	$ 46,656	$ 28,928
Short-term investments	39,304
Restricted cash	500	500	500
Accounts receivable	6,272	12,632	7,111
Prepaid expenses and other current assets	4,962	5,987	92
Deferred tax assets	2,543	2,567	3,478
Total current assets	212,974	68,342	40,109
Patent assets, net	139,844	126,508	82,759
Property and equipment, net	1,223	623	44
Goodwill and intangible assets, net	3,576	583	946
Restricted cash	220	220
Other assets	356	746	66
Total assets	358,193	197,022	123,924
Liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)
Accounts payable	964	634	850
Accrued liabilities	4,664	7,281	1,799
Deferred revenue, current	75,599	73,235	22,188
Notes payable and other obligations, current	6,517	18,527	18,427
Other current liabilities	893	3,314	23
Total current liabilities	88,637	102,991	43,287
Deferred revenue, less current portion	11,975	9,205	2,503
Deferred tax liabilities	6,146	6,146
Notes payable and other obligations, less current portion	1,099	5,056	20,323
Other liabilities	156	124	48
Total liabilities	108,013	123,522	66,161
Commitments and contingencies (Note 12)
Redeemable convertible preferred stock, $0.0001 par value-25,995, 26,230 and 10,000 (unaudited) shares authorized: 25,741, 26,230 and 0 (unaudited) issued and outstanding as of December 31, 2009 and 2010 and June 30, 2011, respectively; aggregate liquidation preference of $60,560, $64,361 and $0 (unaudited) as of December 31, 2009 and 2010 and June 30, 2011, respectively		62,793	59,012
Common stock, $0.0001 par value-45,000, 60,000 and 200,000 (unaudited) shares authorized: 11,209, 11,432 and 47,122 (unaudited) issued and 11,209, 10,944 and 47,122 (unaudited) outstanding as of December 31, 2009 and 2010 and June 30, 2011, respectively	5	1	1
Additional paid-in capital	225,159	51	1,966
Retained earnings (accumulated deficit)	25,016	10,655	(3,216)
Total stockholders' equity (deficit)	250,180	10,707	(1,249)
Total liabilities, redeemable convertible preferred stock and stock holders' equity (deficit)	$ 358,193	$ 197,022	$ 123,924